PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Mar. 31, 2021
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

The accompanying consolidated financial statements include the financial statements of Uxin Limited (the “Company” or “Uxin”), its subsidiaries and variable interest entities (“VIEs”). The Company, its subsidiaries and the consolidated VIEs are collectively referred to as the “Group”.

The Company was incorporated under the law of the Cayman Islands as the exempted limited liability company on December 8, 2011. The Company serves as an investment holding company and currently has no operations of its own.

In 2016, the Group spun off its 2B business through a transfer of the equity interest of Youxinpai (Beijing) Information Technology Co., Ltd.(“Youxinpai”), a subsidiary of the Company, to a series of shareholders, which represented the same offshore shareholders of the Company, i.e. same shareholders with their respective onshore and offshore entities. In 2017, the Company made its strategic decision for the existing shareholders of Youxinpai to transfer 100% equity interest in Youxinpai to the Company (referred to as “the Reorganization”).

On June 27, 2018, the Company completed its IPO on NASDAQ Global Select Market under the symbol “UXIN”. The Company offered 25,000,000 American Depositary Shares (“ADS”). Each ADS represents three ordinary share and was sold to the public at US$9.00 per ADS. Also, the Company entered into Convertible Note Purchase Agreements with CNCB (Hong Kong) Investment Limited (the “CNCB (Hong Kong)”) and Golden Fortune Company Limited (the “Golden Fortune”) concurrently with the closing of IPO. Net proceeds raised by the Company from the IPO and private placement in total amounted to approximately US$382.1 million (equivalent to RMB 2.6 billion) after deducting underwriting discounts commissions and other offering expenses.

The Group’s principal operation and geographic market is in the People’s Republic of China (“PRC”). In order to devote all resources towards developing and scaling up its online used car business and to relieve its future growth from additional guarantee obligations or credit risks, the Group made a series of strategic divestiture transactions (the “Divestiture Transactions”) that occurred during 2019 and subsequent period in 2020. Since September 2020, the Group has shifted to “inventory-owing” model where the Group builds-up and sells its own inventory of used vehicles. Prior to these Divestiture Transactions disclosed in below paragraphs, the Group was primarily engaged in operating used car e-commerce platforms through its mobile applications (Uxin Used Car / Uxin Auction) and websites (www.xin.com / www.youxinpai.com), facilitating used car transaction services (2B / 2C) and facilitating financing solutions offered by third-party financing partners to buyers for their used car purchases (2C).

Divestiture Transactions

On January 16, 2020, the Company entered into definitive agreements with Beijing Hengtai Boche Auction Co. Ltd. (“Boche”) to divest its salvage car related business in exchange for a total cash consideration of RMB330 million. The cash consideration was further modified and revised to RMB295 million due to working capital adjustment. The transaction contemplated under the definitive agreements was closed in January 2020. Starting from January 31, 2020, the Company no longer retained power of control over salvage cars related business and accordingly deconsolidated related subsidiaries, mainly including Beijing Youxin Fengshun Lubao Vehicle Auction Co., Ltd., Beijing Fengshun Lubao Automotive Auction Co., Ltd., Zhejiang Dongwang Internet Technology Co., Ltd. and their wholly-owned subsidiaries (“Salvage Car Related Subsidiaries”), from the Company’s consolidated financial statements.

On March 24, 2020, the Company entered into definitive agreements with 58.com to sell its 2B online used car auction business in exchange for a total gross consideration of US$105 million. The transaction contemplated under the definitive agreements was closed in April 2020.

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

On July 12, 2019 and September 30, 2019, the Company entered into a binding term sheet and definitive agreements, respectively, with Golden Pacer relating to the divestiture of its entire 2C intra-regional business and loan facilitation related service. On April 23, 2020, the Company entered into supplemental agreements with Golden Pacer to modify and supplement certain terms and conditions in connection with the divestiture. Pursuant to the series of agreements, the Company has divested its entire 2C intra-regional business to Golden Pacer and ceased to provide loan facilitation related guarantee starting from the three months ended December 31, 2019. The transaction contemplated under the definitive and supplemental agreements was closed on April 23, 2020.

After the Divestiture Transactions, the Group will primarily operate its cross-regional online used car transaction business (2C).

As of March 31, 2021, the Company’s principal subsidiaries and consolidated VIEs are as follows:

		Date of	Percentage of
	Place of	incorporation or	direct or	Principal
Subsidiaries	incorporation	acquisition	indirect	activities
Youxinpai (Beijing) Information Technology Co., Ltd.	Beijing	June 15, 2012	100%	Used car auction
Youhan (Shanghai) Information Technology Co., Ltd.	Shanghai	December 25, 2015	100%	Used car auction
Kai Feng Finance Lease (Hangzhou) Co., Ltd.	Hangzhou	March 25, 2013	100%	Loan facilitation
Yougu (Shanghai) Information Technology Co., Ltd.	Shanghai	March 13, 2015	100%	Online used car transaction service
Youxin (Shaanxi) Technology Information Co., Ltd.	Xi’an	April 27, 2018	100%	Online used car transaction service
Youxin (Ningbo) Information Technology Co., Ltd.	Ningbo	July 15, 2020	100%	Vehicle sales

		Date of	Percentage
	Place of	incorporation or	of direct	Principal
VIEs	incorporation	acquisition	or indirect	activities
Youxin Internet (Beijing) Information Technology Co., Ltd.	Beijing	August 11, 2011	99.99%	Auction platform
Youxin Yishouche (Beijing) Information Technology Co., Ltd.	Beijing	March 12, 2015	99.99%	Transaction service

Liquidity

The Company incurred net losses from continuing operations of RMB1,351.8 million, RMB1,327.7 million, RMB2,034.4 million and RMB717.0 million for the years ended December 31, 2018, 2019,three months ended March 31, 2020 and the fiscal year ended March 31, 2021. Accumulated deficit amounted to RMB15,488.8 million and RMB15,910.0 million as of March 31, 2020 and 2021, respectively.

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

As of the issuance date of the annual consolidated financial statements for the three months ended March 31, 2020 and the fiscal year ended March 31, 2021, the Company believes that its cash and cash equivalents, and cash consideration received from its recent financing transaction (Note 30) are sufficient to fund its operating expenses, capital requirements and other contractual obligations for at least the next twelve months. The Company is entitled to an investment amount of up to US$315 million for the subscription of its senior convertible preferred shares, of which US$20 million and US$80 million was received in June and July 2021, respectively, and US$50 million is expected to be received within the next twelve months from the first closing date subject to customary closing conditions. Concurrently, the Company has agreed with its convertible notes holders, including 58.com, TPG and Warburg Pincus, to convert their convertible notes in an aggregate principal amount of US$69 million into 66,990,291 Class A ordinary shares of the Company. The conversion was completed in July 2021. In addition, the Company entered into operating payables waiver agreements with several suppliers, pursuant to which the Company was exempted from repayment of trade and other payables of approximately RMB120.4 million.

Considering all the actions mentioned above, which have alleviated the substantial doubt of the Company’s ability to continue as a going concern, the Company believes that its current cash and cash equivalents, cash considerations received from recent financing transactions and the anticipated cash flows from operations are sufficient to meet its anticipated working capital requirements for the next twelve months from the date these consolidated financial statements are issued. The consolidated financial statements of the Company have been prepared on a going concern basis which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due.